Schedule of Investments (unaudited)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 5.9%
AAC Technologies Holdings, Inc.	174,000	$ 636,926
BeiGene Ltd.(a)	42,500	540,717
Beijing Kingsoft Office Software, Inc., Class A	23,170	676,359
Bilibili, Inc., Class Z(a)	29,360	446,745
Bosideng International Holdings Ltd.	1,690,000	845,773
BYD Electronic International Co. Ltd.	89,500	348,323
China Hongqiao Group Ltd.	333,500	415,409
China Tower Corp. Ltd., Class H(b)	9,152,000	1,122,937
COSCO SHIPPING Holdings Co. Ltd., Class H	570,500	814,738
CSPC Pharmaceutical Group Ltd.	1,494,000	1,111,305
Great Wall Motor Co. Ltd., Class A	574,333	1,877,371
Great Wall Motor Co. Ltd., Class H	282,000	385,037
Haidilao International Holding Ltd.(b)	543,000	880,712
Humanwell Healthcare Group Co. Ltd., Class A	144,200	398,078
JD.com, Inc., Class A	37,150	489,845
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	290,018	789,247
Kingnet Network Co. Ltd.	565,300	738,536
Kingsoft Corp. Ltd.	274,400	777,276
Kuaishou Technology(a)(b)	131,900	738,731
Lenovo Group Ltd.	662,000	857,429
Li Auto, Inc., Class A(a)	70,100	685,733
Nongfu Spring Co. Ltd., Class H(b)	697,200	2,708,383
PetroChina Co. Ltd., Class H	1,114,000	967,369
Shanghai BOCHU Electronic Technology Corp. Ltd.	22,883	463,947
Shenzhen Capchem Technology Co. Ltd., Class A	106,000	483,263
Shenzhen Transsion Holdings Co. Ltd., Class A	120,215	1,346,978
Suzhou TFC Optical Communication Co. Ltd., Class A	22,280	312,260
Tencent Holdings Ltd.	45,700	2,108,893
Tongcheng Travel Holdings Ltd.	302,000	525,798
Weichai Power Co. Ltd., Class A	1,417,800	2,713,279
Weichai Power Co. Ltd., Class H	1,608,000	2,573,518
Wilmar International Ltd.	485,900	1,158,645
Xiaomi Corp., Class B(a)(b)	525,400	1,128,470
Yum China Holdings, Inc.	42,872	1,296,449
Yutong Bus Co. Ltd., Class A	152,800	473,982
Zhejiang Dingli Machinery Co. Ltd., Class A	136,800	994,630
		34,833,091
Denmark — 2.0%
Ascendis Pharma A/S, ADR(a)	472	63,012
Novo Nordisk A/S, Class B	86,832	11,504,622
		11,567,634
France — 1.6%
Hermes International SCA	1,700	3,715,069
LVMH Moet Hennessy Louis Vuitton SE	8,152	5,750,113
		9,465,182
Germany — 0.9%
MTU Aero Engines AG, Class N	9,603	2,719,220
Rational AG	910	796,593
Symrise AG	12,752	1,607,152
		5,122,965
Greece — 0.1%
National Bank of Greece SA	45,352	398,057
Hong Kong — 0.7%
AIA Group Ltd.	110,200	737,112
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	1,584,000	$ 1,918,481
Hongkong Land Holdings Ltd.	257,600	831,948
Jardine Matheson Holdings Ltd.	18,000	634,121
		4,121,662
India — 3.0%
Aditya Birla Capital Ltd.(a)	22,920	62,221
Asian Paints Ltd.	43,338	1,599,511
AU Small Finance Bank Ltd.(b)	129,919	1,004,242
Bank of Baroda	218,564	663,476
Bharat Electronics Ltd.	18,838	71,281
Bharat Petroleum Corp. Ltd.	17,720	74,326
Bharti Airtel Ltd.	84,998	1,518,397
Cipla Ltd.	4,176	77,164
GAIL India Ltd.	25,645	73,967
Godrej Consumer Products Ltd.	3,752	64,702
HCL Technologies Ltd.	73,061	1,437,616
Hero MotoCorp Ltd.	746	49,010
Hindustan Aeronautics Ltd.	27,247	1,605,724
Indian Oil Corp. Ltd.	384,183	837,197
IndusInd Bank Ltd.	4,312	73,702
InterGlobe Aviation Ltd.(a)(b)	1,403	75,027
JSW Energy Ltd., Class A	8,479	73,948
Kotak Mahindra Bank Ltd.	170,439	3,692,381
Maruti Suzuki India Ltd.	336	52,720
Power Grid Corp. of India Ltd.	251,983	1,049,556
Reliance Industries Ltd.	2,177	78,486
Shree Cement Ltd.	2,267	752,206
Tata Consultancy Services Ltd.	41,773	2,193,529
UltraTech Cement Ltd.	5,961	847,551
		18,027,940
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,284,300	811,573
Bank Syariah Indonesia Tbk PT	1,305,700	208,978
		1,020,551
Ireland — 0.3%
Kingspan Group PLC	18,572	1,737,674
Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	7,365	128,372
Italy — 1.2%
Ferrari NV	15,902	6,544,827
UniCredit SpA	12,501	513,475
		7,058,302
Japan — 9.7%
Canon, Inc.	64,800	2,028,350
Chubu Electric Power Co., Inc.	77,300	974,639
Daiichi Sankyo Co. Ltd.	63,600	2,590,279
Daikin Industries Ltd.	11,200	1,624,073
East Japan Railway Co.	76,000	1,448,059
Fast Retailing Co. Ltd.	4,700	1,295,549
FUJIFILM Holdings Corp.	161,300	3,835,057
Idemitsu Kosan Co. Ltd.	110,400	727,129
Kajima Corp.	23,800	459,900
Kawasaki Kisen Kaisha Ltd.	74,200	1,140,094
KDDI Corp.	106,600	3,207,595
Keyence Corp.	200	87,452
Kyowa Kirin Co. Ltd.	28,200	594,811
Kyushu Railway Co.	22,700	605,912
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mazda Motor Corp.	61,900	$ 533,913
MEIJI Holdings Co. Ltd.	39,200	989,971
Mitsubishi Electric Corp.	99,600	1,659,512
Mitsui OSK Lines Ltd.	102,000	3,239,841
MS&AD Insurance Group Holdings, Inc.	113,500	2,675,710
NIDEC Corp.	19,400	853,419
Nintendo Co. Ltd.	38,200	2,110,871
Nippon Paint Holdings Co. Ltd.	331,200	2,114,206
Nippon Telegraph & Telephone Corp.	1,221,700	1,301,982
Nippon Yusen KK	53,200	1,714,310
Nomura Research Institute Ltd.	71,800	2,216,587
Obic Co. Ltd.	3,100	472,698
Ono Pharmaceutical Co. Ltd.	51,500	759,745
Panasonic Holdings Corp.	262,900	2,153,461
Shionogi & Co. Ltd.	15,400	677,432
Sompo Holdings, Inc.	133,400	3,041,776
Sumitomo Metal Mining Co. Ltd.	46,700	1,424,073
Sysmex Corp.	20,100	329,062
TIS, Inc.	122,000	2,613,414
Tokyo Electric Power Co. Holdings, Inc.(a)	106,200	531,930
Toyota Tsusho Corp.	85,100	1,701,406
Trend Micro, Inc./Japan	51,200	2,454,143
Yamaha Motor Co. Ltd.	153,700	1,431,251
		57,619,612
Kazakhstan — 0.2%
Kaspi.KZ JSC, ADR	7,227	940,450
Netherlands — 1.5%
Argenx SE, ADR(a)	132	68,095
ASML Holding NV	9,344	8,700,864
BE Semiconductor Industries NV	1,955	251,852
Merus NV(a)	919	48,744
		9,069,555
Peru — 0.4%
Credicorp Ltd.	15,179	2,590,145
Singapore — 0.2%
Singapore Telecommunications Ltd.	217,400	503,643
United Overseas Bank Ltd.	18,300	443,751
		947,394
South Korea — 0.7%
Doosan Enerbility Co. Ltd.(a)	90,195	1,242,230
Hankook Tire & Technology Co. Ltd.	15,458	504,792
Hanmi Pharm Co. Ltd.	2,502	528,738
KakaoBank Corp.	34,810	546,752
Krafton, Inc.(a)	5,428	1,170,377
Samsung Biologics Co. Ltd.(a)(b)	593	406,851
		4,399,740
Sweden — 0.2%
Assa Abloy AB, Class B	47,527	1,447,401
Switzerland — 0.3%
Sika AG, Registered Shares	6,203	1,883,331
Taiwan — 3.1%
Acer, Inc.	706,000	952,935
Advantech Co. Ltd.	114,898	1,222,119
ASE Technology Holding Co. Ltd.	90,000	420,040
Asustek Computer, Inc.	87,000	1,220,060
Chunghwa Telecom Co. Ltd.	242,000	896,727
Compal Electronics, Inc.	1,816,000	1,759,552
Evergreen Marine Corp. Taiwan Ltd.	163,000	846,611
Security	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	261,000	$ 687,554
Fortune Electric Co. Ltd.	38,500	821,628
Hon Hai Precision Industry Co. Ltd.	82,000	503,063
Inventec Corp.	314,000	464,331
MediaTek, Inc.	50,000	1,904,256
Quanta Computer, Inc.	249,000	2,121,418
Realtek Semiconductor Corp.	175,000	2,760,618
Wistron Corp.	253,000	761,238
WPG Holdings Ltd.	214,000	563,921
Yang Ming Marine Transport Corp.	376,000	728,634
		18,634,705
United Kingdom — 1.9%
Auto Trader Group PLC(b)	195,584	2,048,715
London Stock Exchange Group PLC	41,622	5,066,466
Spirax Group PLC	36,440	4,254,261
		11,369,442
United States — 63.3%
Abbott Laboratories	12,123	1,284,311
AbbVie, Inc.	13,574	2,515,534
Adobe, Inc.(a)	2,418	1,333,890
Alphabet, Inc., Class C	44,637	7,728,897
Altair Engineering, Inc., Class A(a)	57,766	5,104,204
Altria Group, Inc.	44,254	2,168,889
Amazon.com, Inc.(a)	3,243	606,376
American Water Works Co., Inc.	14,154	2,014,963
Amgen, Inc.	8,690	2,889,164
Amphenol Corp., Class A	34,072	2,189,467
ANSYS, Inc.(a)	3,148	987,307
Aon PLC, Class A	8,276	2,718,749
Arcturus Therapeutics Holdings, Inc.(a)	632	14,827
Arcutis Biotherapeutics, Inc.(a)	2,652	26,706
AT&T, Inc.	33,283	640,698
Atlassian Corp., Class A(a)	11,780	2,079,995
Aura Biosciences, Inc.(a)	16,281	166,229
Avadel Pharmaceuticals PLC(a)	4,980	81,373
Bank of New York Mellon Corp.	19,426	1,264,050
Becton Dickinson & Co.	7,393	1,782,157
Berkshire Hathaway, Inc., Class B(a)	6,333	2,777,020
BioMarin Pharmaceutical, Inc.(a)	22,186	1,870,945
Booking Holdings, Inc.	379	1,407,989
Bridgebio Pharma, Inc.(a)	3,478	90,254
Bristol-Myers Squibb Co.	36,672	1,744,120
Bunge Global SA	10,675	1,123,330
Cadence Design Systems, Inc.(a)	30,746	8,229,474
Cardinal Health, Inc.	15,878	1,600,979
Carnival Corp.(a)	147,977	2,465,297
Cboe Global Markets, Inc.	10,962	2,011,637
Cencora, Inc.	1,300	309,244
Centene Corp.(a)	30,860	2,373,751
Cheniere Energy, Inc.	8,880	1,621,843
Cigna Group	2,672	931,646
Cisco Systems, Inc.	102,693	4,975,476
Citigroup, Inc.	22,226	1,442,023
CME Group, Inc., Class A	8,687	1,682,759
ConocoPhillips	19,903	2,213,214
Costco Wholesale Corp.	5,305	4,360,710
Cummins, Inc.	7,817	2,281,001
Danaher Corp.	6,695	1,855,051
Deckers Outdoor Corp.(a)	3,494	3,223,669
Dexcom, Inc.(a)	28,095	1,905,403
DocuSign, Inc.(a)	14,259	791,089

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Dollar General Corp.	6,197	$ 746,057
DoorDash, Inc., Class A(a)	8,329	922,187
DraftKings, Inc., Class A(a)	22,770	841,351
Duke Energy Corp.	25,854	2,825,067
DuPont de Nemours, Inc.	19,258	1,611,895
Electronic Arts, Inc.	19,608	2,959,631
Elevance Health, Inc.	7,980	4,245,599
EMCOR Group, Inc.	2,137	802,315
Entegris, Inc.	6,446	762,497
Enterprise Products Partners LP	8,508	245,541
Equity Residential	10,864	756,460
Estee Lauder Cos., Inc., Class A	4,128	411,190
Eversource Energy	51,382	3,335,206
Exact Sciences Corp.(a)	541	24,713
Exelon Corp.	12,472	463,958
FirstEnergy Corp.	33,372	1,398,620
Floor & Decor Holdings, Inc., Class A(a)	51,530	5,049,940
Fortinet, Inc.(a)	35,307	2,049,218
Franklin Resources, Inc.	110,624	2,529,971
GE Vernova, Inc.(a)	4,637	826,499
General Mills, Inc.	6,505	436,746
General Motors Co.	10,393	460,618
Gilead Sciences, Inc.	42,716	3,248,979
GoDaddy, Inc., Class A(a)	28,247	4,108,526
HCA Healthcare, Inc.	2,763	1,003,107
Healthpeak Properties, Inc.	102,250	2,231,095
Honeywell International, Inc.	10,144	2,076,984
Hormel Foods Corp.	67,144	2,155,994
IDEX Corp.	9,100	1,897,168
Incyte Corp.(a)	14,510	944,166
Inspire Medical Systems, Inc.(a)	119	16,785
International Business Machines Corp.	9,599	1,844,352
Intuit, Inc.	10,184	6,592,612
Intuitive Surgical, Inc.(a)	15,403	6,848,328
Jabil, Inc.	13,263	1,494,342
Johnson & Johnson	49,454	7,806,314
Kellanova	53,207	3,093,987
Kenvue, Inc.	44,682	826,170
Kimberly-Clark Corp.	24,030	3,245,251
Kraft Heinz Co.	14,436	508,292
Kroger Co.	42,024	2,290,308
Labcorp Holdings, Inc.	4,681	1,008,475
Lam Research Corp.	1,046	963,617
Legend Biotech Corp., ADR(a)	1,141	64,341
Linde PLC	1,490	675,715
Lockheed Martin Corp.	8,594	4,657,260
Loews Corp.	12,331	985,863
LPL Financial Holdings, Inc.	2,510	556,015
Lululemon Athletica, Inc.(a)	13,094	3,386,894
Madrigal Pharmaceuticals, Inc.(a)	183	52,093
Manhattan Associates, Inc.(a)	5,004	1,277,921
Marriott International, Inc., Class A	3,437	781,230
Marsh & McLennan Cos., Inc.	3,667	816,164
Marvell Technology, Inc.	73,247	4,906,084
Masimo Corp.(a)	48,729	5,213,028
Mastercard, Inc., Class A	15,060	6,983,473
McKesson Corp.	11,192	6,905,688
Medtronic PLC	9,803	787,377
Merck & Co., Inc.	9,570	1,082,654
Meta Platforms, Inc., Class A	18,743	8,899,739
Microsoft Corp.(c)	31,607	13,222,788
Security	Shares	Value
United States (continued)
Moderna, Inc.(a)	1,771	$ 211,139
Molina Healthcare, Inc.(a)	3,790	1,293,413
Motorola Solutions, Inc.	12,379	4,938,231
MSCI, Inc., Class A	3,727	2,015,412
Natera, Inc.(a)	566	57,953
Netflix, Inc.(a)	5,551	3,487,971
News Corp., Class A	19,518	538,306
Northrop Grumman Corp.	7,501	3,632,884
Nucor Corp.	4,888	796,451
NVIDIA Corp.	10,283	1,203,317
PACCAR, Inc.	11,339	1,118,706
PepsiCo, Inc.	22,984	3,968,647
Pinterest, Inc., Class A(a)	13,346	426,405
PNC Financial Services Group, Inc.	16,679	3,020,567
Principal Financial Group, Inc.	29,307	2,388,814
Procter & Gamble Co.	21,576	3,468,558
Progressive Corp.	15,469	3,312,222
QUALCOMM, Inc.	36,630	6,628,198
Regeneron Pharmaceuticals, Inc.(a)	2,340	2,525,305
Republic Services, Inc.	19,817	3,850,839
ROBLOX Corp., Class A(a)	14,800	614,496
Rockwell Automation, Inc.	9,159	2,552,155
Rollins, Inc.	21,396	1,025,082
Roper Technologies, Inc.	13,132	7,153,657
Royal Caribbean Cruises Ltd.(a)	10,366	1,624,559
Royalty Pharma PLC, Class A	91,845	2,587,274
RTX Corp.	4,890	574,526
S&P Global, Inc.	14,620	7,086,753
Samsara, Inc., Class A(a)	12,661	484,663
Sempra	7,362	589,402
ServiceNow, Inc.(a)	3,059	2,491,219
Shell PLC	7,328	267,942
Snowflake, Inc., Class A(a)	5,302	691,275
State Street Corp.	43,244	3,674,443
Stryker Corp.	2,663	871,999
T Rowe Price Group, Inc.	11,990	1,369,378
Tandem Diabetes Care, Inc.(a)	1,032	38,163
Thermo Fisher Scientific, Inc.	12,329	7,561,869
TJX Cos., Inc.	19,414	2,194,170
T-Mobile U.S., Inc.	10,279	1,873,656
TransDigm Group, Inc.	4,551	5,889,995
Twilio, Inc., Class A(a)	8,735	516,501
Ulta Beauty, Inc.(a)	903	329,496
United Therapeutics Corp.(a)	3,771	1,181,417
Universal Health Services, Inc., Class B	7,480	1,598,925
Veeva Systems, Inc., Class A(a)	6,883	1,321,054
Ventas, Inc.	31,464	1,712,900
Verisk Analytics, Inc.	5,381	1,408,477
Verizon Communications, Inc.	127,964	5,185,101
Vertex Pharmaceuticals, Inc.(a)	10,760	5,333,947
Visa, Inc., Class A	21,456	5,700,215
Walmart, Inc.	47,993	3,294,239
Walt Disney Co.	31,437	2,945,333
Warner Bros Discovery, Inc., Class A(a)	606	5,242
Waste Management, Inc.	17,233	3,492,440
WEC Energy Group, Inc.	5,926	509,992
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Workday, Inc., Class A(a)	6,971	$ 1,583,253
Zscaler, Inc.(a)	2,667	478,326
		376,747,040
Total Long-Term Investments — 97.4% (Cost: $533,106,963)		579,130,245
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(d)(e)	14,960,477	14,960,477
Total Short-Term Securities — 2.5% (Cost: $14,960,477)		14,960,477
Total Investments — 99.9% (Cost: $548,067,440)		594,090,722
Other Assets Less Liabilities — 0.1%		779,582
Net Assets — 100.0%		$ 594,870,304

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 21,173,836	$ —	$ (6,213,359)(a)	$ —	$ —	$ 14,960,477	14,960,477	$ 215,167	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,312,815	USD	1,476,361	Canadian Imperial Bank of Commerce	09/18/24	$ 27,119
CHF	1,636,492	USD	1,843,404	Deutsche Bank AG	09/18/24	30,762
INR	1,044,389,599	USD	12,452,778	Citibank N.A.	09/18/24	3,490
JPY	242,746,480	USD	1,570,315	Barclays Bank PLC	09/18/24	61,394
JPY	2,415,587,407	USD	15,603,491	Barclays Bank PLC	09/18/24	633,761
JPY	310,504,065	USD	1,955,811	Societe Generale	09/18/24	131,355
SGD	1,175,717	USD	874,948	JPMorgan Chase Bank N.A.	09/18/24	6,658
SGD	1,614,754	USD	1,198,495	JPMorgan Chase Bank N.A.	09/18/24	12,321
USD	1,579,283	CAD	2,167,973	Royal Bank of Canada	09/18/24	6,852
USD	1,413,365	SEK	14,756,738	Barclays Bank PLC	09/18/24	32,103
USD	2,299,930	HKD	17,919,307	UBS AG	09/19/24	3,157
						948,972
AUD	207,997	USD	137,674	UBS AG	09/18/24	(1,492)
INR	284,745,348	USD	3,404,355	UBS AG	09/18/24	(8,242)
TWD	312,796,547	USD	9,706,040	Citibank N.A.	09/18/24	(97,262)
TWD	75,414,530	USD	2,324,453	Deutsche Bank AG	09/18/24	(7,798)
USD	8,299,689	DKK	57,308,827	Goldman Sachs International	09/18/24	(34,006)
USD	28,630,701	EUR	26,533,341	Deutsche Bank AG	09/18/24	(148,048)
USD	1,914,885	GBP	1,499,283	Barclays Bank PLC	09/18/24	(13,331)
USD	1,563,389	GBP	1,235,153	Canadian Imperial Bank of Commerce	09/18/24	(25,131)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,785,418	GBP	4,542,214	JPMorgan Chase Bank N.A.	09/18/24	$ (56,286)
USD	407,420	MXN	7,651,070	Barclays Bank PLC	09/18/24	(266)
HKD	156,050,569	USD	20,025,150	Citibank N.A.	09/19/24	(23,665)
						(415,527)
						$ 533,445
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/26/25 – 02/24/28	$(16,288,012)	$(1,102,412)(c)	$(17,647,618)	25.9%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/25 – 02/18/25	(4,957,366)	681,282 (e)	(4,320,420)	8.0
					$(421,130)	$(21,968,038)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $257,194 of net dividends and financing fees.
(e)	Amount includes $44,336 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	0-200 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	6-150 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/26/25 — 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Coles Group Ltd.	185,394	$2,197,228	(12.5)%
Belgium
Syensqo SA	16,730	1,479,397	(8.4)
Brazil
B3 SA - Brasil Bolsa Balcao	526,907	1,010,748	(5.7)
Banco do Brasil SA	239,467	1,124,059	(6.4)
BB Seguridade Participacoes SA	99,989	621,733	(3.5)
Telefonica Brasil SA	119,746	1,027,002	(5.8)
		3,783,542
Canada
Barrick Gold Corp.	84,001	1,556,329	(8.8)
Enbridge, Inc.	59,817	2,238,615	(12.7)
Fairfax Financial Holdings Ltd.	1,107	1,305,509	(7.4)
National Bank of Canada	9,141	764,569	(4.3)
Power Corp. of Canada	128,384	3,715,804	(21.1)
Security	Shares	Value	% of Basket Value
Canada (continued)
Shopify Inc., Class A	9,237	$565,734	(3.2)%
Thomson Reuters Corp.	9,935	1,610,080	(9.1)
		11,756,640
Denmark
AP Moller - Maersk A/S, Class B	593	981,023	(5.6)
Carlsberg A/S	28,845	3,483,234	(19.7)
Novo Nordisk A/S	11,729	1,554,009	(8.8)
Vestas Wind Systems A/S	53,172	1,315,849	(7.5)
		7,334,115
Finland
Elisa OYJ	49,371	2,298,784	(13.0)
France
Carrefour SA	80,360	1,198,749	(6.8)
Eurazeo SE	11,689	919,634	(5.2)
		2,118,383
Germany
Evonik Industries AG	103,693	2,099,959	(11.9)
Fresenius Medical Care AG	22,060	851,248	(4.8)
RWE AG	66,974	2,499,530	(14.2)
		5,450,737
Mexico
Cemex SAB de CV	2,459,010	1,589,098	(9.0)
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV	69,016	$517,166	(2.9)%
Wal-Mart de Mexico SAB de CV	157,301	523,127	(3.0)
		2,629,391
Netherlands
Argenx SE	2,635	1,347,053	(7.6)
Koninklijke KPN NV	1,115,198	4,394,085	(24.9)
Universal Music Group NV	18,909	450,434	(2.6)
Wolters Kluwer NV	4,628	774,770	(4.4)
		6,966,342
New Zealand
Xero Ltd.	7,172	653,492	(3.7)
Norway
Telenor ASA	203,000	2,418,749	(13.7)
South Africa
Nedbank Group Ltd.	42,860	656,386	(3.7)
Spain
Repsol SA	41,290	588,916	(3.3)
Sweden
Evolution Ab	10,397	1,007,149	(5.7)
Telia Co. AB	265,531	771,732	(4.4)
Volvo AB, Class B	96,333	2,458,491	(13.9)
		4,237,372
Switzerland
Banque Cantonale Vaudoise	20,998	2,228,883	(12.6)
Julius Baer Group Ltd.	12,013	657,443	(3.7)
Kuehne & Nagel International AG, Registered Shares	2,292	710,498	(4.0)
Novartis AG, Registered Shares	31,289	3,492,723	(19.8)
SGS SA	16,367	1,789,458	(10.2)
		8,879,005
United Kingdom
J Sainsbury PLC	303,634	1,076,746	(6.1)
United States
Brookfield Renewable Corp., Class A	35,395	994,952	(5.7)
Nestle SA	11,908	1,206,192	(6.8)
		2,201,144

Preferred Stocks
Brazil
Cia Energetica de Minas Gerais	553,649	1,063,025	(6.0)
Cia Paranaense de Energia - Copel	355,961	634,998	(3.6)
Petroleo Brasileiro SA	57,648	381,286	(2.2)
Total Reference Entity — Long		68,805,678
Reference Entity — Short
Common Stocks
Belgium
UCB SA	(11,184)	(1,868,783)	10.6
Brazil
BRF SA	(40,689)	(151,501)	0.8
Cia Siderurgica Nacional SA	(401,804)	(842,516)	4.8
Security	Shares	Value	% of Basket Value
Brazil (continued)
Sendas Distribuidora S/A	(382,324)	$(663,777)	3.8%
WEG SA	(168,092)	(1,505,536)	8.5
		(3,163,330)
Canada
Air Canada	(66,240)	(763,321)	4.3
CAE Inc.	(77,447)	(1,409,096)	8.0
Pan American Silver Corp.	(27,023)	(621,236)	3.5
Parkland Corp.	(67,722)	(1,899,738)	10.8
		(4,693,391)
China
Alibaba Health Information Technology Ltd.	(1,002,000)	(423,827)	2.4
Beijing Enterprises Water Group Ltd.	(1,555,735)	(480,023)	2.7
C&D International Investment Group Ltd.	(132,515)	(222,111)	1.3
China Literature Ltd.	(382,200)	(1,238,484)	7.0
Wharf Holdings, Ltd.	(183,000)	(501,758)	2.9
Wuxi Biologics Cayman Inc.	(229,000)	(334,948)	1.9
		(3,201,151)
France
Remy Cointreau SA	(5,935)	(468,305)	2.6
Sartorius Stedim Biotech	(2,551)	(509,053)	2.9
Teleperformance SE	(6,810)	(876,688)	5.0
		(1,854,046)
Italy
DiaSorin SpA	(16,050)	(1,750,588)	9.9
Nexi SpA	(120,460)	(739,345)	4.2
		(2,489,933)
Japan
Koito Manufacturing Co. Ltd.	(56,300)	(832,469)	4.7
MatsukiyoCocokara & Co.	(67,400)	(1,099,152)	6.2
Mitsubishi Heavy Industries Ltd.	(36,200)	(433,896)	2.5
MonotaRO Co., Ltd.	(78,000)	(1,094,763)	6.2
Nissan Chemical Corp.	(33,400)	(1,077,682)	6.1
Olympus Corp.	(30,400)	(524,828)	3.0
Rakuten Group, Inc.	(373,600)	(2,191,790)	12.4
Recruit Holdings Co. Ltd.	(23,700)	(1,359,036)	7.7
SUMCO Corp.	(139,400)	(2,291,790)	13.0
Taisei Corp.	(31,500)	(1,337,847)	7.6
		(12,243,253)
Mexico
Alfa SAB de CV	(2,176,740)	(1,251,295)	7.1
Grupo Carso SAB de CV	(50,356)	(323,805)	1.8
		(1,575,100)
Poland
ORLEN SA	(95,549)	(1,558,027)	8.8
PGE Polska Grupa Energetyczna SA	(216,921)	(399,390)	2.3
		(1,957,417)
South Korea
Delivery Hero SE, Class A	(95,830)	(2,132,043)	12.1
LG Energy Solution Ltd.	(2,040)	(485,622)	2.7
		(2,617,665)
Spain
Grifols SA	(223,396)	(2,256,421)	12.8
Sweden
Beijer Ref AB, Class B	(35,582)	(565,029)	3.2
EQT AB	(21,713)	(703,064)	4.0

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Sweden (continued)
Husqvarna AB	(267,549)	$(1,806,797)	10.3%
Nibe Industrier AB	(145,876)	(640,513)	3.6
Volvo Car AB	(170,228)	(482,616)	2.7
		(4,198,019)
Switzerland
Sandoz Group AG	(15,020)	(649,616)	3.7
Swatch Group AG	(6,837)	(1,408,114)	8.0
		(2,057,730)
Taiwan
Lite-On Technology Corp., ADR	(134,000)	(409,814)	2.3
United Kingdom
Entain PLC	(109,081)	(801,595)	4.5
Flutter Entertainment PLC	(2,027)	(400,952)	2.3
		(1,202,547)
United States
Air Products and Chemicals, Inc.	(3,260)	(860,151)	4.9
Albemarle Corp.	(13,625)	(1,276,254)	7.2
Ares Management Corp., Class A	(4,940)	(756,808)	4.3
Bath & Body Works, Inc.	(37,512)	(1,378,566)	7.8
Boston Properties, Inc.	(17,994)	(1,283,152)	7.3
BRP, Inc.	(16,997)	(1,231,456)	7.0
Charter Communications, Inc.	(9,487)	(3,602,404)	20.4
Cleveland-Cliffs Inc.	(44,790)	(687,527)	3.9
CNH Industrial NV	(114,466)	(1,219,063)	6.9
Corebridge Financial, Inc.	(15,207)	(449,367)	2.5
Enphase Energy, Inc.	(12,218)	(1,406,414)	8.0
EQT Corp.	(40,323)	(1,391,547)	7.9
FedEx Corp.	(2,436)	(736,281)	4.2
First Solar Inc.	(3,956)	(854,456)	4.8
GE HealthCare Technologies, Inc.	(30,349)	(2,568,436)	14.5
Knight-Swift Transportation Holdings, Inc.	(33,032)	(1,797,932)	10.2
Lamb Weston Holdings, Inc.	(12,143)	(728,823)	4.1
Lattice Semiconductor Corp.	(21,818)	(1,156,354)	6.5
MicroStrategy Inc., Class A	(1,824)	(2,944,739)	16.7
Palantir Technologies, Inc., Class A	(16,079)	(432,364)	2.4
Repligen Corp.	(10,324)	(1,727,721)	9.8
Rivian Automotive, Inc., Class A	(108,235)	(1,776,136)	10.1
Smurfit WestRock PLC	(16,292)	(730,533)	4.1
Southwest Airlines Co.	(37,715)	(1,016,042)	5.8
Super Micro Computer, Inc.	(2,514)	(1,763,948)	10.0
Teradyne, Inc.	(7,640)	(1,002,062)	5.7
U-Haul Holding Co.	(27,611)	(1,759,649)	10.0
Unity Software, Inc.	(22,495)	(368,018)	2.1
Walgreens Boots Alliance, Inc.	(316,638)	(3,758,493)	21.3
		(40,664,696)

Total Reference Entity — Short		(86,453,296)
Net Value of Reference Entity — Citibank N.A.		$(17,647,618)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/08/25 — 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Brambles Ltd.	135,093	$1,377,229	(31.9)%
Woolworths Group Ltd.	33,895	764,778	(17.7)
		2,142,007
Canada
Franco-Nevada Corp.	22,876	2,947,958	(68.2)
China
Prosus NV	48,470	1,690,793	(39.1)
France
La Francaise des Jeux SAEM	7,838	304,104	(7.0)
Italy
Mediobanca Banca di Credito Finanziario SpA	38,895	631,392	(14.6)
Netherlands
Koninklijke Ahold Delhaize NV	118,548	3,819,046	(88.4)
Norway
Equinor ASA	38,261	1,013,159	(23.5)
Poland
Powszechny Zaklad Ubezpieczen SA	125,214	1,533,386	(35.5)
Saudi Arabia
Arabian Internet & Communications Services Co.	4,185	328,057	(7.6)
Etihad Etisalat Co.	84,913	1,179,472	(27.3)
Saudi Arabian Oil Co.	215,136	1,582,718	(36.7)
Saudi Telecom Co.	53,972	554,396	(12.8)
		3,644,643
South Africa
Discovery Ltd.	54,709	428,961	(9.9)
Spain
Banco Bilbao Vizcaya Argentaria SA	280,653	2,941,583	(68.1)
United States
Roche Holding AG	205	72,101	(1.7)
Tenaris SA	32,657	518,163	(12.0)
		590,264

Total Reference Entity — Long		21,687,296
Reference Entity — Short
Common Stocks
Australia
Mineral Resources Ltd.	(84,153)	(3,009,544)	69.6
Pro Medicus Ltd.	(18,900)	(1,783,199)	41.3
SEEK Ltd.	(41,686)	(603,680)	14.0
Treasury Wine Estates Ltd.	(229,047)	(1,851,735)	42.9
		(7,248,158)
Consolidated Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Brazil
Atacadao SA	(445,841)	$(729,911)	16.9%
BRF SA	(97,146)	(361,712)	8.4
Localiza Rent a Car SA	(198,227)	(1,536,078)	35.5
		(2,627,701)
Canada
Ivanhoe Mines Ltd., Class A	(117,471)	(1,535,763)	35.5
China
C&D International Investment Group Ltd.	(117,750)	(197,363)	4.6
Wharf Holdings, Ltd.	(10,000)	(27,418)	0.6
XPeng, Inc., Class A	(133,100)	(537,995)	12.5
		(762,776)
Denmark
Coloplast A/S	(21,799)	(2,833,881)	65.6
France
Alstom SA	(65,681)	(1,286,862)	29.8
Remy Cointreau SA	(2,331)	(183,929)	4.2
		(1,470,791)
Italy
Telecom Italia SpA	(5,120,335)	(1,255,057)	29.0
Poland
CD Projekt SA	(24,076)	(966,446)	22.4
South Africa
Impala Platinum Holdings Ltd.	(337,218)	(1,732,360)	40.1
Northam Platinum Holdings Ltd.	(137,239)	(1,075,004)	24.9
		(2,807,364)
South Korea
POSCO Future M Co. Ltd.	(3,852)	(601,076)	13.9
POSCO Holdings, Inc.	(3,322)	(859,070)	19.9
		(1,460,146)
Security	Shares	Value	% of Basket Value
Sweden
Beijer Ref AB, Class B	(42,679)	$(677,727)	15.7%
Switzerland
Bachem Holding AG	(15,072)	(1,352,587)	31.3
Taiwan
Lite-On Technology Corp., ADR	(83,000)	(253,840)	5.9
United States
Albemarle Corp.	(524)	(49,083)	1.1
Corebridge Financial, Inc.	(5,576)	(164,771)	3.8
MicroStrategy Inc., Class A	(117)	(188,889)	4.4
		(402,743)
		(25,654,980)
Investment Companies
United States
SPDR S&P Biotech ETF	(3,545)	(351,168)	8.1
		(351,168)
Rights
Brazil
Localiza Rent a Car SA, (Expires 08/20/24)	(765)	(1,568)	0.1
		(1,568)
Total Reference Entity — Short		(26,007,716)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(4,320,420)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$ 2,931,469	$ 31,901,622	$ —	$ 34,833,091
Denmark	63,012	11,504,622	—	11,567,634
France	—	9,465,182	—	9,465,182
Germany	—	5,122,965	—	5,122,965
Greece	398,057	—	—	398,057
Hong Kong	—	4,121,662	—	4,121,662
India	—	18,027,940	—	18,027,940
Indonesia	811,573	208,978	—	1,020,551
Ireland	—	1,737,674	—	1,737,674
Israel	128,372	—	—	128,372
Italy	—	7,058,302	—	7,058,302
Japan	—	57,619,612	—	57,619,612
Kazakhstan	940,450	—	—	940,450
Netherlands	116,839	8,952,716	—	9,069,555
Peru	2,590,145	—	—	2,590,145
Singapore	—	947,394	—	947,394
South Korea	—	4,399,740	—	4,399,740
Sweden	—	1,447,401	—	1,447,401
Switzerland	—	1,883,331	—	1,883,331
Taiwan	—	18,634,705	—	18,634,705
United Kingdom	—	11,369,442	—	11,369,442
United States	376,479,098	267,942	—	376,747,040
Short-Term Securities
Money Market Funds	14,960,477	—	—	14,960,477
	$ 399,419,492	$ 194,671,230	$ —	$ 594,090,722
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 681,282	$ —	$ 681,282
Foreign Currency Exchange Contracts	—	948,972	—	948,972
Liabilities
Equity Contracts	—	(1,102,412)	—	(1,102,412)
Foreign Currency Exchange Contracts	—	(415,527)	—	(415,527)
	$ —	$ 112,315	$ —	$ 112,315

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
Currency Abbreviation (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
Consolidated Schedule of Investments